Expense Example - Qualivian Focus Fund ETF - Qualivian Focus Fund ETF Class	Jun. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	$ 160